Schedule of Investments(a)
Invesco India ETF (PIN)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.33%(b)
Communication Services-3.76%
Bharti Airtel Ltd.	289,517	$2,196,774
Indus Towers Ltd.	144,337	456,347
Info Edge India Ltd.	11,785	702,688
Sun TV Network Ltd.	15,345	100,017
Tata Communications Ltd.	11,419	157,449
Zee Entertainment Enterprises Ltd.	139,345	418,144
		4,031,419
Consumer Discretionary-8.26%
Bajaj Auto Ltd.	13,128	718,942
Balkrishna Industries Ltd.	13,548	294,942
Bata India Ltd.	7,669	157,431
Bharat Forge Ltd.	36,795	293,375
Bosch Ltd.	1,326	278,567
Eicher Motors Ltd.	22,483	845,670
Exide Industries Ltd.	55,700	147,225
Hero MotoCorp Ltd.	19,194	856,588
Jubilant Foodworks Ltd.	12,165	429,827
Mahindra & Mahindra Ltd.	126,039	1,291,199
Maruti Suzuki India Ltd.	21,264	2,100,359
Motherson Sumi Systems Ltd.	181,130	359,852
MRF Ltd.	315	363,696
Page Industries Ltd.	895	332,488
TVS Motor Co. Ltd.	26,355	201,808
Whirlpool of India Ltd.	5,117	179,057
		8,851,026
Consumer Staples-9.73%
Britannia Industries Ltd.	14,819	709,999
Colgate-Palmolive (India) Ltd.	16,633	365,511
Dabur India Ltd.	89,072	626,842
Emami Ltd.	26,609	175,792
Gillette India Ltd.	1,315	101,047
Godrej Consumer Products Ltd.	61,230	624,930
Hindustan Unilever Ltd.	148,939	4,614,111
ITC Ltd.	495,677	1,380,844
Marico Ltd.	81,430	463,847
Nestle India Ltd.	4,963	1,157,566
United Breweries Ltd.	11,571	205,720
		10,426,209
Energy-12.00%
Bharat Petroleum Corp. Ltd.	168,251	881,835
Coal India Ltd.	280,662	484,311
Hindustan Petroleum Corp. Ltd.	113,739	339,378
Indian Oil Corp. Ltd.	397,788	508,412
Oil & Natural Gas Corp. Ltd.	507,295	613,955
Oil India Ltd.	50,210	76,629
Petronet LNG Ltd.	107,112	347,108
Reliance Industries Ltd.	380,792	9,613,484
		12,865,112
Financials-18.58%
AU Small Finance Bank Ltd.(c)(d)	25,124	300,448
Bajaj Finance Ltd.	34,724	2,243,768
Bajaj Finserv Ltd.	6,412	767,687
Bajaj Holdings & Investment Ltd.	4,491	199,115
Cholamandalam Investment and Finance Co. Ltd.	50,192	272,730
Federal Bank Ltd.(d)	247,810	245,568
HDFC Asset Management Co. Ltd.(c)	9,048	356,730
Housing Development Finance Corp. Ltd.	290,583	9,586,301
ICICI Bank Ltd.(d)	260,674	1,928,025
	Shares	Value
Financials-(continued)
ICICI Lombard General Insurance Co. Ltd.(c)(d)	33,656	$606,832
ICICI Prudential Life Insurance Co. Ltd.(c)(d)	55,860	368,266
Indiabulls Housing Finance Ltd.	57,250	148,808
L&T Finance Holdings Ltd.	100,191	118,098
L&T Finance Holdings Ltd., Rts., expiring 02/15/2021(d)	22,675	6,526
LIC Housing Finance Ltd.	46,082	249,927
Mahindra & Mahindra Financial Services Ltd.	99,244	209,317
Muthoot Finance Ltd.	16,170	244,148
Nippon Life India Asset Management Ltd.(c)	24,681	108,977
Piramal Enterprises Ltd.	18,776	336,044
Power Finance Corp. Ltd.	150,835	226,997
RBL Bank Ltd.(c)	74,305	217,741
REC Ltd.	133,667	241,706
SBI Cards & Payment Services Ltd.	23,009	310,965
Shriram Transport Finance Co. Ltd.	31,340	551,906
Yes Bank Ltd.(d)	316,551	68,334
		19,914,964
Health Care-6.31%
Alkem Laboratories Ltd.	4,133	170,336
Aurobindo Pharma Ltd.	44,536	552,580
Biocon Ltd.(d)	61,798	315,843
Cadila Healthcare Ltd.	41,279	256,196
Cipla Ltd.	69,999	792,382
Divi’s Laboratories Ltd.	17,397	803,526
Dr. Reddy’s Laboratories Ltd.	16,960	1,069,926
GlaxoSmithKline Pharmaceuticals Ltd.	7,115	142,944
Glenmark Pharmaceuticals Ltd.	24,274	156,886
Ipca Laboratories Ltd.	9,428	238,628
Lupin Ltd.	38,739	534,997
Sun Pharmaceutical Industries Ltd.	182,662	1,463,113
Torrent Pharmaceuticals Ltd.	7,486	267,053
		6,764,410
Industrials-5.05%
ABB India Ltd.	8,544	162,577
Adani Enterprises Ltd.	44,204	306,962
Adani Ports & Special Economic Zone Ltd.	127,876	889,458
Bharat Electronics Ltd.	140,683	249,852
Container Corp. of India Ltd.	40,471	239,831
Cummins India Ltd.	16,937	154,687
Godrej Industries Ltd.	13,164	78,964
Havells India Ltd.	40,352	577,820
Indian Railway Catering & Tourism Corp. Ltd.	8,767	174,968
InterGlobe Aviation Ltd.(c)(d)	16,162	342,855
Larsen & Toubro Ltd.	86,093	1,574,950
Siemens Ltd.	14,357	312,180
Voltas Ltd.	27,597	343,487
		5,408,591
Information Technology-21.16%
HCL Technologies Ltd.	182,310	2,277,507
Infosys Ltd.	603,493	10,204,027
Larsen & Toubro Infotech Ltd.(c)	6,107	331,792
Mphasis Ltd.	13,680	287,128
Oracle Financial Services Software Ltd.	3,826	168,780
Tata Consultancy Services Ltd.	163,573	6,975,505
Tech Mahindra Ltd.	89,460	1,175,137
Wipro Ltd.	220,806	1,258,408
		22,678,284
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Materials-10.87%
ACC Ltd.	10,939	$240,468
Ambuja Cements Ltd.	115,259	384,434
Asian Paints Ltd.	62,056	2,051,560
Bayer CropScience Ltd.	1,983	146,041
Berger Paints India Ltd.	39,164	379,428
Castrol India Ltd.	81,437	142,789
Coromandel International Ltd.	15,036	173,450
Dalmia Bharat Ltd.	7,567	119,785
Grasim Industries Ltd.	59,198	854,304
Hindalco Industries Ltd.	193,745	600,939
Hindustan Zinc Ltd.	39,016	146,925
JSW Steel Ltd.	167,670	843,061
Kansai Nerolac Paints Ltd.	21,731	163,429
NMDC Ltd.	139,562	200,528
PI Industries Ltd.	11,210	309,445
Pidilite Industries Ltd.	23,014	526,852
Shree Cement Ltd.	1,863	579,948
SRF Ltd.	3,571	261,921
Steel Authority of India Ltd.	166,562	131,043
Tata Steel Ltd.	85,819	703,927
UltraTech Cement Ltd.	19,225	1,403,733
UPL Ltd.	90,119	692,506
Vedanta Ltd.	269,248	590,267
		11,646,783
Real Estate-0.66%
DLF Ltd.	99,812	349,465
Embassy Office Parks REIT	49,800	239,171
Oberoi Realty Ltd.(d)	17,260	124,660
		713,296
Utilities-2.95%
GAIL (India) Ltd.	242,770	414,625
	Shares		Value
Utilities-(continued)
Gujarat Gas Ltd.		30,763	$156,113
Indraprastha Gas Ltd.		58,809	415,758
JSW Energy Ltd.		64,872	64,241
NHPC Ltd.		383,513	126,156
NTPC Ltd.		579,335	708,685
Power Grid Corp. of India Ltd.		351,767	884,961
Tata Power Co. Ltd. (The)		263,986	272,814
Torrent Power Ltd.		27,846	117,857
			3,161,210
Total Common Stocks & Other Equity Interests (Cost $90,700,838)			106,461,304
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(e)
Consumer Staples-0.01%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $7,446)	INR	534,750	7,724
	Shares
Money Market Funds-1.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $1,791,121)		1,791,121	1,791,121
TOTAL INVESTMENTS IN SECURITIES-101.01% (Cost $92,499,405)			108,260,149
OTHER ASSETS LESS LIABILITIES-(1.01)%			(1,085,151)
NET ASSETS-100.00%			$107,174,998

Investment Abbreviations:
REIT-Real Estate Investment Trust
Rts.-Rights
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $2,633,641, which represented 2.46% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,942,230	$(2,151,109)	$-	$-	$1,791,121	$73

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$47,870,962	$58,590,342	$-	$106,461,304
Non-U.S. Dollar Denominated Bonds & Notes	-	7,724	-	7,724
Money Market Funds	1,791,121	-	-	1,791,121
Total Investments	$49,662,083	$58,598,066	$-	$108,260,149
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.